UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31. 2025

Item 1. Reports to Stockholders.

(a)

Patient Opportunity Trust
Class A | LGOAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$192	1.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class A) ended the year up 27.37%, 949 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 30.87% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.37%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 1.23%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X652

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	27.37	6.74	11.29
Class A (with sales charge)	20.03	5.49	10.64
S&P 500 TR	17.88	14.42	14.82
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X652

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X652

Patient Opportunity Trust
Class C | LMOPX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$276	2.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class C) ended the year up 26.41%, 853 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 29.85% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 26.41%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 1.97%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X645

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	26.41	5.93	10.45
Class C (with sales charge)	25.41	5.93	10.45
S&P 500 TR	17.88	14.42	14.82
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X645

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X645

Patient Opportunity Trust
Class FI | LMOFX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class FI	$198	1.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class FI) ended the year up 27.32%, 944 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 30.80% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.32%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 1.28%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X637

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class FI (without sales charge)	27.32	6.67	11.23
S&P 500 TR	17.88	14.42	14.82
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X637

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X637

Patient Opportunity Trust
Class I | LMNOX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$158	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class I) ended the year up 27.73%, 985 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 31.21% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.73%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 0.93%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X611

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	27.73	7.02	11.59
S&P 500 TR	17.88	14.42	14.82
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X611

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X611

Patient Opportunity Trust
Class IS | MVISX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$152	1.33%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class IS) ended the year up 27.82%, 994 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 31.29% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.82%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 0.88%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X595

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/22/2018)
Class IS (without sales charge)	27.82	7.09	9.31
S&P 500 TR	17.88	14.42	14.42
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X595

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X595

Patient Opportunity Trust
Class R | LMORX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$220	1.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class R) ended the year up 27.05%, 917 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 30.51% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.05%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 1.47%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X629

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R (without sales charge)	27.05	6.47	10.99
S&P 500 TR	17.88	14.42	14.82
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X629

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X629

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Patient Opportunity Trust
	Cohen & Company, Ltd.
	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$22,200	$22,200
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	6,100	3,100
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Patient Opportunity Trust
	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Patient Opportunity Trust
Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Patient Opportunity Trust
Consolidated Annual Financial Statements
December 31, 2025

PATIENT OPPORTUNITY TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 104.1%
Communication Services - 15.7%
Interactive Media & Services - 15.3%
Alphabet Inc. - Class A(f)	450,000	$140,850,000
IAC, Inc.(a)(f)	1,800,000	70,380,000
Meta Platforms Inc. - Class A(f)	112,000	73,930,080
		285,160,080
Media - 0.4%
S4 Capital Plc	26,000,000	7,149,500
Total Communication Services		292,309,580
Consumer Discretionary - 22.6%
Automobiles - 2.5%
General Motors Co.(f)	580,000	47,165,600
Broadline Retail - 6.9%
Alibaba Group Holding Ltd. - ADR	45,000	6,596,100
Amazon.com Inc.(a)(f)	440,000	101,560,800
JD.com, Inc. - ADR	700,000	20,090,000
		128,246,900
Hotels, Restaurants & Leisure - 7.9%
Dave & Buster’s Entertainment, Inc.(a)	1,350,000	21,883,500
Expedia Group Inc.(f)	130,000	36,830,300
Norwegian Cruise Line Holdings Ltd.(a)	4,000,000	89,280,000
		147,993,800
Leisure Products - 2.7%
Mattel Inc.(a)	2,100,000	41,664,000
Peloton Interactive Inc. - Class A(a)	1,300,000	8,008,000
		49,672,000
Textiles, Apparel & Luxury Goods - 2.6%
Crocs, Inc.(a)	575,000	49,174,000
Total Consumer Discretionary		422,252,300
Energy - 7.9%
Energy Equipment & Services - 4.3%
Noble Corp. PLC	900,000	25,416,000
Seadrill Ltd.(a)	1,600,000	55,360,000
		80,776,000
Oil, Gas & Consumable Fuels - 3.6%
Energy Transfer LP(f)	4,000,000	65,960,000
Total Energy		146,736,000
Financials - 18.9%
Banks - 6.3%
Citigroup Inc.(f)	1,000,000	116,690,000

	Shares	Value
Capital Markets - 3.9%
Coinbase Global Inc. - Class A(a)	135,000	$30,528,900
UBS Group AG(f)	900,000	41,679,000
		72,207,900
Consumer Finance - 3.5%
OneMain Holdings Inc.(f)	620,000	41,881,000
SoFi Technologies Inc.(a)	880,000	23,038,400
		64,919,400
Cryptocurrency - 2.5%
Fidelity Wise Origin Bitcoin Fund(a)(g)	625,000	47,643,750
Financial Services - 2.7%
Chime Financial, Inc. - Class A(a)	1,500,000	37,755,000
Fiserv Inc.(a)	200,000	13,434,000
		51,189,000
Total Financials		352,650,050
Health Care - 23.9%
Biotechnology - 5.9%
Biogen, Inc.(a)(f)	290,000	51,037,100
Precigen Inc.(a)(b)	14,017,612	58,593,619
		109,630,719
Health Care Providers & Services - 8.8%
CVS Health Corp.(f)	925,000	73,408,000
UnitedHealth Group, Inc.	275,000	90,780,250
		164,188,250
Life Sciences Tools & Services - 4.0%
Illumina, Inc.(a)	440,000	57,710,400
Tempus AI, Inc.(a)	285,000	16,829,250
		74,539,650
Pharmaceuticals - 5.2%
Royalty Pharma PLC - Class A	2,500,000	96,600,000
Total Health Care		444,958,619
Industrials - 10.1%
Passenger Airlines - 4.9%
Delta Air Lines Inc.(f)	510,000	35,394,000
United Airlines Holdings Inc.(a)	500,000	55,910,000
		91,304,000
Trading Companies & Distributors - 5.2%
QXO, Inc.(a)(f)	5,000,000	96,450,000
Total Industrials		187,754,000
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
NVIDIA Corp.(f)	500,000	93,250,000
TOTAL COMMON STOCKS (Cost $1,233,021,600)		1,939,910,549

The accompanying notes are an integral part of these consolidated financial statements.

1

PATIENT OPPORTUNITY TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Contracts	Value
WARRANTS - 3.2%
Precigen Warrant Restricted, Expires 12/30/2034, Exercise Price $0.75 (Acquired 12/30/2024, Cost $9,022,725)(a)(b)(c)(h)		13,600,000	$60,520,000
TOTAL WARRANTS (Cost $9,022,725)			60,520,000
	Notional Amount
PURCHASED OPTIONS - 0.5%(a)
Call Options - 0.5%
Biogen, Inc., Expiration: 01/21/2028; Exercise Price: $150.00(d)(e)	$26,768,079	1,521	8,684,910
TOTAL PURCHASED OPTIONS (Cost $5,829,199)			8,684,910
TOTAL INVESTMENTS - 107.8% (Cost $1,247,873,524)			$2,009,115,459
Liabilities in Excess of Other Assets - (7.8)%)			(145,364,230)
TOTAL NET ASSETS - 100.0%			$1,863,751,229

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Security considered restricted. The total market value of these securities was $60,520,000 which represented 3.2% of net assets as of December 31, 2025.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(g)	Position held in Cayman Subsidiary.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $60,520,000 or 3.2% of net assets as of December 31, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

2

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS:
Investments in unaffiliated securities, at value	$1,890,001,840
Investments in affiliated securities, at value	119,113,619
Receivable for investments sold	10,110,039
Receivable for fund shares sold	591,760
Dividend tax reclaims receivable	349,500
Prepaid expenses and other assets	53,927
Total assets	2,020,220,685
LIABILITIES:
Loans payable	146,500,000
Payable for investments purchased	4,660,715
Payable to custodian	1,677,573
Payable to Advisor	1,191,259
Payable for capital shares redeemed	716,269
Payable for distribution and shareholder servicing fees	600,571
Interest payable	584,920
Payable for fund administration and accounting fees	304,173
Payable for transfer agent fees and expenses	99,268
Payable for custodian fees	24,717
Payable for compliance fees	4,888
Payable for expenses and other liabilities	105,103
Total liabilities	156,469,456
NET ASSETS	$1,863,751,229
Net Assets Consists of:
Paid-in capital	$1,179,536,725
Total distributable earnings	684,214,504
Total net assets	$1,863,751,229
Class A
Net assets	$872,910,371
Shares issued and outstanding(a)	17,985,555
Net asset value (and redemption price per share)	$48.53
Max offering price per share (net asset value per share dividend by 0.9425)(1)	$51.49
Class C
Net assets	$67,163,869
Shares issued and outstanding(a)	1,573,431
Net asset value (redemption price and offering price per share)	$42.69
Class FI
Net assets	$10,185,380
Shares issued and outstanding(a)	202,966
Net asset value (redemption price and offering price per share)	$50.18

The accompanying notes are an integral part of these consolidated financial statements.

3

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

Class I
Net assets	$906,152,172
Shares issued and outstanding(a)	16,763,773
Net asset value (redemption price and offering price per share)	$54.05
Class IS
Net assets	$3,377,110
Shares issued and outstanding(a)	62,324
Net asset value (redemption price and offering price per share)	$54.19
Class R
Net assets	$3,962,327
Shares issued and outstanding(a)	82,865
Net asset value (redemption price and offering price per share)	$47.82
Cost:
Investments in unaffiliated securities, at cost	$1,227,608,866
Investments in affiliated securities, at cost	$20,264,658

(1)	Reflects a maximum sales charge of 5.75%.
(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these consolidated financial statements.

4

Patient Opportunity Trust
Consolidated Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividend income	$17,050,162
Less: issuance fees	(28,099)
Less: dividend withholding taxes	(108,000)
Total investment income	16,914,063
EXPENSES:
Investment advisory fee	12,250,357
Interest expense	7,583,678
Distribution expenses - Class A	1,928,239
Distribution expenses - Class C	628,987
Distribution expenses - Class FI	21,573
Distribution expenses - Class R	18,082
Shareholder service costs - Class A	734,572
Shareholder service costs - Class C	59,113
Shareholder service costs - Class FI	12,944
Shareholder service costs - Class I	771,557
Shareholder service costs - Class R	3,277
Fund administration and accounting fees	1,091,483
Transfer agent fees	407,905
Fees recaptured by Advisor	114,184
Reports to shareholders	100,374
Federal and state registration fees	92,959
Custodian fees	89,430
Legal fees	55,022
Audit fees	25,550
Compliance fees	19,487
Trustees’ fees	14,438
Other expenses and fees	91,442
Total expenses	26,114,653
Expense reimbursement by Advisor	(370,985)
Net expenses	25,743,668
Net investment loss	(8,829,605)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	31,414,359
Investments in affiliated securities	2,552,161
Written options expired or closed	(2,592,318)
Foreign currency transactions	(1,115)
Net realized gain	31,373,087
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	244,614,569
Investments in affiliated securities	142,669,138
Net change in unrealized appreciation (depreciation)	387,283,707
Net realized and unrealized gain	418,656,794
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$409,827,189

The accompanying notes are an integral part of these consolidated financial statements.

5

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment loss	$(8,829,605)	$(7,681,372)
Net realized gain	31,373,087	151,248,825
Net change in unrealized appreciation (depreciation)	387,283,707	200,121,199
Net increase in net assets from operations	409,827,189	343,688,652
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(407,386)
From earnings - Class I	(1,399,678)	(1,668,461)
From earnings - Class IS	(6,475)	(2,586)
Total distributions to shareholders	(1,406,153)	(2,078,433)
CAPITAL TRANSACTIONS:
Shares sold - Class A	23,111,625	18,505,068
Shares issued from reinvestment of distributions - Class A	—	389,695
Shares redeemed - Class A	(93,677,633)	(79,885,891)
Shares sold - Class C	3,553,734	3,744,310
Shares redeemed - Class C	(17,887,283)	(22,762,418)
Shares sold - Class FI	1,595,868	415,442
Shares redeemed - Class FI	(1,892,234)	(1,861,319)
Shares sold - Class I	73,151,155	53,908,818
Shares issued from reinvestment of distributions - Class I	1,363,022	1,608,116
Shares redeemed - Class I	(118,780,951)	(111,805,008)
Shares sold - Class IS	2,256,183	296,818
Shares issued from reinvestment of distributions - Class IS	6,108	2,480
Shares redeemed - Class IS	(270,729)	(36,616)
Shares sold - Class R	211,337	140,563
Shares redeemed - Class R	(628,737)	(1,140,625)
Net decrease in net assets from capital transactions	(127,888,535)	(138,480,567)
NET INCREASE IN NET ASSETS	280,532,501	203,129,652
NET ASSETS:
Beginning of the year	1,583,218,728	1,380,089,076
End of the year	$ 1,863,751,229	$1,583,218,728
SHARES TRANSACTIONS
Shares sold - Class A	577,021	576,716
Shares issued from reinvestment of distributions - Class A	—	10,242
Shares redeemed - Class A	(2,351,501)	(2,380,422)
Shares sold - Class C	98,101	128,888
Shares redeemed - Class C	(508,489)	(794,031)
Shares sold - Class FI	35,459	11,787
Shares redeemed - Class FI	(44,331)	(55,129)
Shares sold - Class I	1,643,876	1,424,584
Shares issued from reinvestment of distributions - Class I	25,311	38,008
Shares redeemed - Class I	(2,608,202)	(3,029,569)
Shares sold - Class IS	44,048	7,449

The accompanying notes are an integral part of these consolidated financial statements.

6

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Year Ended December 31,
	2025	2024
Shares issued from reinvestment of distributions - Class IS	113	58
Shares redeemed - Class IS	(5,311)	(997)
Shares sold - Class R	5,117	4,261
Shares redeemed - Class R	(14,854)	(34,138)
Total decrease in shares outstanding	(3,103,642)	(4,092,293)

The accompanying notes are an integral part of these consolidated financial statements.

7

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF CASH FLOWS
December 31, 2025

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$409,827,189
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by operating activities:
Purchases of investment in unaffiliated securities	(514,695,117)
Purchases to cover written option contracts	(13,072,958)
Sales of investments in unaffiliated securities	587,482,950
Sales of investments in affiliated securities	52,592,413
Premiums from written option contracts	10,480,640
Net realized (gain) loss on written option contracts expired or closed	2,592,318
Net realized (gain) loss investments in affiliated securities	(2,552,161)
Net realized (gain) loss investments in unaffiliated securities	(31,414,359)
Change in unrealized (appreciation) depreciation on investments in affiliated securities	(142,669,138)
Change in unrealized (appreciation) depreciation on investments in unaffiliated securities	(244,614,569)
Increase in receivable for investment securities sold	(10,110,039)
Increase in dividend tax reclaims receivable	(144,000)
Increase in prepaid expenses and other assets	(6,938)
Increase in payable for investments purchased	4,660,715
Increase in payable to advisor	238,469
Increase in payable for distribution and shareholder servicing fees	143,807
Increase in interest payable	113,326
Increase in payable for custodian fees	3,475
Increase in payable for compliance fees	1,691
Increase in payable for fund administration and accounting fees	120,911
Decrease in payable for expenses and other liabilities	(5,680)
Decrease in payable for transfer agent fees and expenses	(84,400)
Net cash provided by in operating activities	108,888,545
CASH FLOWS FROM FINANCING ACTIVITIES:
Net loan proceeds	11,500,000
Cash proceeds from shares sold	103,697,436
Cash payment for shares redeemed	(233,427,706)
Cash distributions paid to shareholders	(37,023)
Cash proceeds from transaction fees	—
Net cash used in financing activities	(118,267,293)
Net change in cash	(9,378,748)
CASH AND RESTRICTED CASH:
Cash at beginning balance	7,701,175
Cash at ending balance - Payable to Custodian	$(1,677,573)
SUPPLEMENTAL DISCLOSURES AND NON-CASH INFORMATION:
Reinvested distributions paid	$(1,369,130)
Interest paid	7,697,004

The accompanying notes are an integral part of these financial statements.

8

Patient Opportunity Trust
Financial Highlights
Class A
For a Capital share outstanding throughout each year presented:

	Year Ended December 31,
	2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$38.11	$30.18	$21.67	$38.25	$39.99
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.27)	(0.21)	(0.15)	(0.17)	(0.07)
Net realized and unrealized gain (loss) on investments(b)	10.69	8.16	8.66	(13.53)	(1.22)
Total from investment operations	10.42	7.95	8.51	(13.70)	(1.29)
Net investment income	—	(0.02)	—	(0.06)	—
Net realized gains	—	—	—	(2.82)	(0.45)
Total distributions	—	(0.02)	—	(2.88)	(0.45)
Net asset value, end of year	$48.53	$38.11	$30.18	$21.67	$38.25
TOTAL RETURN	27.37%	26.34%	39.27%	(36.09)%	(3.24)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$872,910	$753,061	$650,429	$512,731	$874,473
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.69%	1.76%	2.12%	1.53%	1.21%
After expense reimbursement/recoupment	1.69%	1.74%	2.11%	1.52%	1.21%
Ratio of interest expense to average net assets	0.46%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest	1.23%	1.19%	1.19%	1.19%	1.16%
Ratio of net investment income (loss) to average net assets	(0.65)%	(0.61)%	(0.60)%	(0.59)%	(0.17)%
Portfolio turnover rate	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(a)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these consolidated financial statements.

9

Patient Opportunity Trust
Financial Highlights
Class C
For a Capital share outstanding throughout each year presented:

	Year Ended December 31,
	2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$33.77	$26.93	$19.50	$35.02	$36.92
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.50)	(0.41)	(0.31)	(0.37)	(0.37)
Net realized and unrealized gain (loss) on investments(b)	9.42	7.25	7.74	(12.33)	(1.08)
Total from investment operations	8.92	6.84	7.43	(12.70)	(1.45)
Net realized gains	—	—	—	(2.82)	(0.45)
Total distributions	—	—	—	(2.82)	(0.45)
Net asset value, end of year	$42.69	$33.77	$26.93	$19.50	$35.02
TOTAL RETURN	26.41%	25.40%	38.10%	(36.57)%	(3.95)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$67,164	$66,994	$71,345	$71,844	$152,662
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.44%	2.53%	2.88%	2.26%	1.95%
After expense reimbursement/recoupment	2.44%	2.52%	2.87%	2.26%	1.95%
Ratio of interest expense to average net assets	0.47%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest	1.97%	1.97%	1.95%	1.93%	1.90%
Ratio of net investment income (loss) to average net assets	(1.40)%	(1.38)%	(1.37)%	(1.35)%	(0.89)%
Portfolio turnover rate	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these consolidated financial statements.

10

Patient Opportunity Trust
Financial Highlights
Class FI
For a Capital share outstanding throughout each year presented:

	Year Ended December 31,
	2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$39.42	$31.22	$22.43	$39.38	$41.19
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.30)	(0.24)	(0.17)	(0.21)	(0.11)
Net realized and unrealized gain (loss) on investments(b)	11.06	8.44	8.96	(13.92)	(1.25)
Total from investment operations	10.76	8.20	8.79	(14.13)	(1.36)
Net realized gains	—	—	—	(2.82)	(0.45)
Total distributions	—	—	—	(2.82)	(0.45)
Net asset value, end of year	$50.18	$39.42	$31.22	$22.43	$39.38
TOTAL RETURN	27.32%	26.27%	39.19%	(36.15)%	(3.32)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10,185	$8,351	$7,967	$7,033	$14,291
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.74%	1.83%	2.17%	1.60%	1.29%
After expense reimbursement/recoupment	1.74%	1.82%	2.16%	1.60%	1.29%
Ratio of interest expense to average net assets	0.46%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest	1.28%	1.27%	1.24%	1.27%	1.24%
Ratio of net investment income (loss) to average net assets	(0.71)%	(0.69)%	(0.65)%	(0.67)%	(0.24)%
Portfolio turnover rate	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these consolidated financial statements.

11

Patient Opportunity Trust
Financial Highlights
Class I
For a Capital share outstanding throughout each year presented:

	Year Ended December 31,
	2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$42.38	$33.53	$24.02	$41.95	$43.73
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.16)	(0.13)	(0.10)	(0.11)	0.02
Net realized and unrealized gain (loss) on investments(b)	11.91	9.07	9.61	(14.85)	(1.33)
Total from investment operations	11.75	8.94	9.51	(14.96)	(1.31)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.09)	—	(0.15)	(0.02)
Net realized gains	—	—	—	(2.82)	(0.45)
Total distributions	(0.08)	(0.09)	—	(2.97)	(0.47)
Net asset value, end of year	$54.05	$42.38	$33.53	$24.02	$41.95
TOTAL RETURN	27.73%	26.71%	39.59%	(35.92)%	(3.01)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$906,152	$750,331	$646,120	$535,204	$1,135,832
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.44%	1.52%	1.88%	1.27%	0.98%
After expense reimbursement/recoupment	1.39%	1.48%	1.85%	1.25%	0.98%
Ratio of interest expense to average net assets	0.46%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest	0.93%	0.93%	0.93%	0.92%	0.93%
Ratio of net investment income (loss) to average net assets	(0.36)%	(0.35)%	(0.34)%	(0.33)%	0.05%
Portfolio turnover rate	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these consolidated financial statements.

12

Patient Opportunity Trust
Financial Highlights
Class IS
For a Capital share outstanding throughout each year presented:

	Year Ended December 31,
	2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$42.47	$33.59	$24.04	$42.05	$43.82
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.18)	(0.13)	(0.10)	(0.07)	0.07
Net realized and unrealized gain (loss) on investments(b)	12.00	9.12	9.65	(14.92)	(1.35)
Total from investment operations	11.82	8.99	9.55	(14.99)	(1.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.11)	—	(0.20)	(0.04)
Net realized gains	—	—	—	(2.82)	(0.45)
Total distributions	(0.10)	(0.11)	—	(3.02)	(0.49)
Net asset value, end of year	$54.19	$42.47	$33.59	$24.04	$42.05
TOTAL RETURN	27.82%	26.77%	39.73%	(35.90)%	(2.93)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,377	$997	$570	$1,146	$795
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.32%	1.44%	1.78%	1.30%	0.90%
After expense reimbursement/recoupment	1.33%	1.42%	1.77%	1.29%	0.90%
Ratio of interest expense to average net assets	0.45%	0.54%	0.89%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest	0.88%	0.88%	0.88%	0.96%	0.85%
Ratio of net investment income (loss) to average net assets	(0.37)%	(0.33)%	(0.34)%	(0.23)%	0.14%
Portfolio turnover rate	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these consolidated financial statements.

13

Patient Opportunity Trust
Financial Highlights
Class R
For a Capital share outstanding throughout each year presented:

	Year Ended December 31,
	2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$37.64	$29.87	$21.50	$37.99	$39.82
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.36)	(0.28)	(0.22)	(0.27)	(0.20)
Net realized and unrealized gain (loss) on investments(b)	10.54	8.05	8.59	(13.40)	(1.18)
Total from investment operations	10.18	7.77	8.37	(13.67)	(1.38)
Net realized gains	—	—	—	(2.82)	(0.45)
Total distributions	—	—	—	(2.82)	(0.45)
Net asset value, end of year	$47.82	$37.64	$29.87	$21.50	$37.99
TOTAL RETURN	27.05%	26.01%	38.93%	(36.27)%	(3.48)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,962	$3,485	$3,658	$3,254	$8,055
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.94%	2.02%	2.38%	1.76%	1.47%
After expense reimbursement/recoupment	1.94%	2.01%	2.37%	1.76%	1.47%
Ratio of interest expense to average net assets	0.47%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest	1.47%	1.46%	1.45%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets	(0.90)%	(0.85)%	(0.87)%	(0.90)%	(0.44)%
Portfolio turnover rate	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these consolidated financial statements.

14

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025
Note 1 – Organization
Patient Opportunity Trust, formerly known as Miller Opportunity Trust and Opportunity Trust, (the “Fund”) is a separate diversified investment series of Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital.
The Fund is the successor to the Patient Opportunity Trust (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio, and there are no material differences in accounting policies of the Fund and the Predecessor Fund.

•	The Fund adopted the performance history of the Predecessor Fund.
In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Patient Opportunity Cayman (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2025 the Fund’s investment in the Subsidiary represented 3% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment loss	$(67,758)
Net realized gain	—
Net change in unrealized appreciation (depreciation)	(2,880,357)
Net decrease in net assets resulting from Operations	$(2,948,115)

The consolidated financial statements of the Fund include the financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund.
At December 31, 2025, the investment held in the Subsidiary was $ 47,643,750; there was $(3,237,653) of unrealized depreciation in the Subsidiary.
Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(A)
Investment valuation. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-

15

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 1 of the fair value hierarchy. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by The Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix and other analytical models as well as market transactions and dealer quotations. The Board has designated Patient Capital Management, LLC (the “Advisor”) as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical investments. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Other inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Advisor’s own assumptions in determining fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2025:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments*
Common Stocks	$1,939,910,549	$—	$—	$1,939,910,549
Convertible Preferred Stock	—	—	—	—
Warrants	—	—	60,520,000	60,520,000
Purchased Options	—	8,684,910	—	8,684,910
Total Investments	$1,939,910,549	$8,684,910	$60,520,000	$2,009,115,459

*	See Schedule of Investments for additional detailed categorizations.

16

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Convertible Preferred Stocks	Warrants	Private Investments
Balance at December 31, 2024	$14,305,704	$12,920,000	$1,664,507
Conversion of Preferred Stock	(11,377,275)	—	—
Realized loss	—	—	(27,065,330)
Sales	—	—	(350,000)
Change in unrealized appreciation	(2,928,429)[1]	47,600,000	25,750,823[1]
Balance at December 31, 2025	$—	$60,520,000	$—
Change in unrealized appreciation for Level 3 securities held at December 31, 2025	$—	$47,600,000	$—

[1]
This amount is included in the net change in unrealized appreciation (depreciation) in affiliates in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments:

Investment Type	Value at December 31, 2025	Valuation Technique(s)	Unobservable Input(s)	Range Weighted Average	Impact to Valuation from an Increase in Input*
Warrants	$60,520,000	Black Scholes with Probability Adjustment	Going Concern Probability	15%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(B)	Derivatives. The Fund invests in derivatives, as detailed below, to meet its investment objectives.
Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.
Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written options held by the Fund as of December 31, 2025.

17

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
The Fund purchases call and put options. The Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.
The following table sets forth the Fund’s derivative instruments as of December 31, 2025.
Statement of Assets and Liabilities Location

Risk Exposure Category	Investments(1)
Equity	$8,684,910
Total	$8,684,910

(1)	Includes purchased options
The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended December 31, 2025:
Amount of Realized Gain (Loss) on Derivatives

Risk Exposure Category	Investments(1)	Written Options
Equity	$(721,134)	$(2,592,318)
Total	$(721,134)	$(2,592,318)

Change in Unrealized Appreciation (Depreciation) on Derivatives

Risk Exposure Category	Investments(1)
Equity	$2,855,711
Total	$2,855,711

(1)	Includes purchased options
The average monthly volume of derivatives held by the Fund during the year ended December 31, 2025 is set forth below:

Derivative Type	Unit of Measure	Average Quantity	Average Notional
Purchased Options	Contracts	2,772	7,548,597
Written Options	Contracts	(833)	(966,667)

(C)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Paid in-kind dividends are received as additional shares having value equal to the specified dividend rate. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. The cost of investments sold is determined by use of the specific identification method.

(D)
Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

18

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
(E)
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund based on the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(F)
Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G)
Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31,2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.
(H)
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Chief Operating Officer and the Chief Compliance Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

Note 3 – Investment management agreement and other related party transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund.
The Predecessor Fund’s shareholders approved Patient Capital Management, LLC as the new investment advisor to the Predecessor Fund effective May 26, 2023. Prior to May 26, 2023, Miller Value Partners, LLC, served as the Predecessor Fund’s investment advisor (the “Previous Advisor”). The Fund’s portfolio managers are the same portfolio managers who served the Predecessor Fund as employees of Patient Capital Management, LLC, and prior to that, as employees of the Previous Advisor.
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $1.4 billion	0.750
Over $1.5 billion	0.600

During 2025, the Fund’s average daily net assets exceeded $1.5 billion and reached the highest breakpoint tier on the investment management fee schedule, which resulted in a lower annual rate fee for a portion of the year.

19

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
Prior to January 1, 2024, the Predecessor Fund paid an investment management fee in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $2.5 billion	0.750
Next $2.5 billion	0.700
Next $2.5 billion	0.675
Over $7.6 billion	0.650

The Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2026, so that such annual operating expenses will not exceed 0.88%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.93%. During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $370,985.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS	Class R	Total
Expires December 31, 2026	$18,760	$5,943	$385	$171,494	$ —	$238	$196,820
Expires December 31, 2027	109,298	9,921	1,204	305,887	—	536	426,846
Expires December 31, 2028	41,157	3,401	464	325,686	64	203	370,975
Total	$169,215	$19,265	$2,053	$803,067	$64	$977	$994,641

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the year ended December 31, 2025, the Fund incurred expenses for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Consolidated Statement of Operations.
At December 31, 2025, the Fund had payables for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Consolidated Statement of Assets and Liabilities.
The Independent Trustees were paid $14,438 for their services and reimbursement of travel expenses during the year ended December 31, 2025. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, the Fund’s Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applied to those purchases of Class A shares in excess of $1,000,000 and the initial sales charge is waived.
For the year ended December 31, 2025, CDSCs for Class C shares totaled $3,019.

20

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
Note 4 – Investments
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$482,131,631
Sales	$601,984,272

Note 5 – Class specific expenses
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively.
The Fund also has arrangements with various parties to provide ongoing sub-transfer agent services for each share class. Service and/or distribution fees and sub-transfer agent fees are accrued daily and paid monthly or quarterly.
For the year ended December 31, 2025, class specific expenses are detailed on Consolidated Statement of Operations.
Note 6 – Lines of Credit
The Fund may borrow for investment purposes, also known as “leveraging” from a $150,000,000 line of credit (“Leveraging Credit Agreement”) with the Bank of Nova Scotia. This Leveraging Credit Agreement renews daily for a 180-day term unless notice to the contrary is given to the Fund. Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. The Fund pays a monthly commitment fee at an annual rate of 0.10% on the unutilized portion of the Leveraging Credit Agreement. The interest on the borrowings under this Leveraging Credit Agreement is calculated at variable rates based on the prevailing Secured Overnight Financing Rate plus a spread. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of the Bank of Nova Scotia. The Fund’s Leveraging Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Leveraging Credit Agreement may be subject to early termination under certain events and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement.
The Fund also has access to a $65 million line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.

	Bank of Nova Scotia	U.S. Bank
Maximum available credit	$150,000,000	$65,000,000
Largest amount outstanding on an individual day	149,000,000	8,611,000
Average daily loan outstanding	144,623,288	1,469,207
Interest expense	7,514,773	68,905
Loan outstanding as of December 31, 2025	146,500,000	0
Average Interest rate	5.20%	7.40%

21

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
Note 7 – Transactions with affiliated companies
An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities or partnership interests at any time during the year. The following transactions were affected in shares of such companies for the year ended December 31, 2025:

	Pangaea One, LP	Canada Goose Holdings Inc	Precigen Inc.	Precigen 8% Convertible Perpetual Preferred Stock	Precigen Warrant	Total
Value at December 31, 2024	$1,664,507	$29,087,000	$16,128,000	$14,305,704	$ 12,920,000	$74,105,211
Conversion of Preferred Stock	—	—	11,377,275	(11,377,275)	—	—
Sales	(350,000)	(26,795,636)	(52,242,412)	—	—	(79,388,048)
Change in Unrealized Gain (Loss)	25,750,823	18,533,479	53,713,265	(2,928,429)	47,600,000	142,669,138
Realized Gain (Loss) on Sales/ Distributions	(27,065,330)	(20,824,843)	29,617,491	—	—	(18,272,682)
Value at December 31, 2025	$—	$—	$58,593,619	$—	$60,520,000	$119,113,619
Shares at December 31, 2025	—	—	14,017,612	—	13,600,000	—
Amortization, Dividend, Interest Income	$—	$—	$—	$—	$—	$—

Note 8 – Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Value at December 31, 2025	Percent of Net Assets	Open Commitments
Precigen (Warrant) [1]	$9,022,725	$60,520,000	3.2%	N/A

[1]	Acquisition date was 12/24.
Note 9 – Income tax information and distributions to shareholders
The Fund made distributions during the year ended December 31, 2025, and the year ended December 31, 2024:

	Year Ended December 31,
Ordinary Income:	2025	2024
Class A	$—	$407,386
Class C	—	—
Class FI	—	—
Class I	1,399,678	1,668,461
Class IS	6,475	2,586
Class R	—	—
Total	$1,406,153	$2,078,433

22

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
At December 31, 2025, the components of accumulated earnings for income tax purposes were as follows:

Tax cost of investments	$ 1,281,212,591
Unrealized appreciation	871,286,779
Unrealized depreciation	(143,383,911)
Net unrealized appreciation	$727,902,868
Undistributed Ordinary Income	17,423,322
Capital loss carryforwards	(35,961,866)
Other accumulated gain/(loss)(a)	(25,149,820)
Total distributable earnings	$684,214,504

(a)	Other book/tax temporary differences are attributable to wash sales and differences in the tax treatment of PFICs and partnerships.
GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, the following reclassifications have been made:

Distributable Earnings(a)	Paid In Capital(a)
$ (873,739)	$ 873,739

(a)	Reclassifications are due to the difference between the estimated and actual tax return of capital amount and subsidiary reversals.
The Fund is required to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31 in order to meet certain excise tax requirements. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2025, the Fund had no post-October late-year losses or post October capital losses.
At December 31, 2025, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(35,961,866)	$—	$ (35,961,866)

Note 10 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of December 31, 2025, Morgan Stanley Wealth Management held approximately 41%, in aggregate for the benefit of others, of the outstanding shares of the Fund.
Note 11 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to December 31, 2025, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

23

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2025(Continued)
NOTE 12 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

24

PATIENT OPPORTUNITY TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Patient Opportunity Trust and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments of Patient Opportunity Trust, a series of Advisor Managed Portfolios (the “Fund”) as of December 31, 2025, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the financial highlights (consolidated for 2025 and 2024) for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund as of December 31, 2025, the results of its consolidated operations and its cash flows for the year then ended, the consolidated changes in net assets for each of the two years in the period then ended, and the financial highlights (consolidated for 2025 and 2024) for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022 and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, transfer agent, and private company; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

25

Patient Opportunity Trust
Additional Information
December 31, 2025 (Unaudited)
Tax Information
For the period ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025 was 100%.
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.
Approval of Investment Advisory Agreement
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Agreement”) with Patient Capital Management (the “Advisor”) for the Patient Opportunity Trust (the “Fund”).
In advance of the meeting, the Board received, reviewed, and discussed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Agreement, including information about the portfolio managers, the resources of the Advisor, and the Fund’s performance and advisory fee. The Trustees considered the review of the Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the annual review of the Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process and met in executive session with such counsel without representatives from the Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record, and disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.

•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark index. The Board considered that the Fund outperformed the S&P 500 Index for the one- and

26

Patient Opportunity Trust
Additional Information
December 31, 2025 (Unaudited)(Continued)
three-year periods ended September 30, 2025, and underperformed the Index for the five- and ten-year periods ended September 30, 2025. The Board also considered that the Fund outperformed its peer groups’ averages for the one- and three-year periods ended September 30, 2025, underperformed its peer groups’ averages for the five-year period ended September 30, 2025, and, for the ten-year period ended September 30, 2025, was in-line with the focused peer group average and slightly outperformed the larger peer group average.
•
The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that, to reduce the Fund’s expenses, the Advisor had agreed to maintain a contractual annual expense limitation for each of the Fund’s share classes. The Trustees noted that the advisory fee was above the focused peer group average and was in the first quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was higher than both the focused peer group average and the larger peer group average and was in the first quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profit from managing the Fund was not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s fee structure, which includes breakpoints, the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of the Fund. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	03/09/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	03/09/26

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	03/06/26